RELATED PARTIES - Discloser of balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Receivables – associated companies	$ 3,555	$ 983
Trade payables – related companies and parties	97	95
Other payables – related companies and parties	$ 41	$ 42